GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 5.7%
	EQUITY - 4.7%
6,567	iShares Core S&P 500 ETF			$ 3,132,393
17,274	iShares MSCI ACWI ETF			1,827,244
28,807	iShares MSCI ACWI ex US ETF			1,601,669
20,351	iShares MSCI EAFE ETF			1,601,217
22,948	iShares MSCI EAFE Small-Cap ETF			1,677,269
31,704	iShares MSCI Emerging Markets ETF			1,548,740
11,861	iShares Russell 1000 ETF			3,136,405
13,169	iShares Russell 2000 Index Fund			2,929,444
36,231	iShares Russell Mid-Cap ETF			3,007,535
21,923	iShares U.S. Real Estate ETF			2,546,137
				23,008,053
	FIXED INCOME - 1.0%
60,000	Vanguard Short-Term Corporate Bond ETF			4,875,600

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,307,896)			27,883,653

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 59.4%
	BANKING — 2.1%
5,000,000	Bank of Montreal	2.9000	03/26/22	5,031,446
5,000,000	Wells Fargo & Company	3.5000	03/08/22	5,028,771
				10,060,217
	COMPUTERS — 1.0%
5,000,000	Apple, Inc.	2.1000	09/12/22	5,058,496

	ENTERTAINMENT CONTENT — 1.2%
5,600,000	TWDC Enterprises 18 Corporation	2.4500	03/04/22	5,619,969

	INSTITUTIONAL FINANCIAL SERVICES — 2.1%
5,000,000	Goldman Sachs Group, Inc. (The)	5.7500	01/24/22	5,015,111
5,000,000	Goldman Sachs Group, Inc. (The)	0.4810	01/27/23	4,988,809
				10,003,920

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 59.4% (Continued)
	INSURANCE — 2.1% (Continued)
5,000,000	Metropolitan Life Global Funding I(a)	0.9000	06/08/23	$ 5,015,474
5,000,000	New York Life Global Funding(a)	2.3000	06/10/22	5,042,945
				10,058,419
	OIL & GAS PRODUCERS — 1.1%
5,000,000	Shell International Finance BV	2.0000	11/07/24	5,128,284

	PHARMACEUTICALS — 1.0%
5,000,000	Pfizer, Inc.	2.8000	03/11/22	5,022,732

	SOFTWARE — 2.2%
5,000,000	Microsoft Corporation	2.3750	05/01/23	5,107,685
5,000,000	Microsoft Corporation	3.1250	11/03/25	5,340,680
				10,448,365
	SUPRANATIONAL — 2.1%
10,500,000	International Bank for Reconstruction &	0.1250	04/20/23	10,436,861

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.5%
4,000,000	Federal Farm Credit Banks Funding Corporation	1.6000	01/21/22	4,002,938
5,000,000	Federal Farm Credit Banks Funding Corporation	1.6250	08/22/22	5,043,788
5,000,000	Federal Farm Credit Banks Funding Corporation	0.1250	04/27/23	4,990,221
5,000,000	Federal Farm Credit Banks Funding Corporation	0.1400	05/18/23	4,975,399
10,000,000	Federal Farm Credit Banks Funding Corporation	0.2000	02/16/24	9,912,442
10,000,000	Federal Farm Credit Banks Funding Corporation	0.3200	12/23/24	9,807,681
10,000,000	Federal Home Loan Banks	2.2500	03/11/22	10,040,742
12,000,000	Federal Home Loan Banks	2.0000	09/09/22	12,145,279
9,000,000	Federal Home Loan Banks	0.2600	12/22/23	8,943,557
7,180,000	Federal Home Loan Banks	0.3750	06/24/24	7,119,478
10,000,000	Federal Home Loan Banks(b)	0.5000	06/30/26	9,927,122
14,000,000	Federal Home Loan Banks(b)	0.5000	07/21/26	13,861,727
4,250,000	Federal Home Loan Banks(b)	0.5000	05/27/27	4,219,585
10,000,000	Federal Home Loan Banks(b)	0.5000	06/30/27	9,857,457
10,000,000	Federal Home Loan Banks(b)	0.3000	01/28/28	9,801,758
10,000,000	Federal Home Loan Banks(b)	0.4000	02/24/28	9,807,111
14,750,000	Federal Home Loan Banks(b)	0.3000	02/25/28	14,440,820

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 59.4% (Continued)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.5% (Continued)
10,000,000	Federal Home Loan Banks(b)	0.6250	08/16/28	$ 9,876,355
9,900,000	Federal Home Loan Banks(b)	0.6250	08/24/28	9,800,639
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	9,711,959
4,000,000	Federal National Mortgage Association	2.0000	01/05/22	4,000,432
6,000,000	Federal National Mortgage Association	0.5500	08/25/25	5,871,378
5,000,000	Federal National Mortgage Association	0.7500	01/20/26	4,932,663
13,000,000	Federal National Mortgage Association	0.8500	06/30/26	12,785,839
3,265,155	Government National Mortgage Association	2.5000	12/20/49	3,373,275
7,000,000	United States Department of Housing and Urban	2.8000	08/01/23	7,210,943
				216,460,588
	TOTAL BONDS & NOTES (Cost $290,774,827)			288,297,851

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 30.7%
	MONEY MARKET FUNDS - 30.7%
33,873,720	Morgan Stanley Institutional Liquidity Funds -, Institutional Class, 0.03%(c)(e)			33,873,720
115,528,473	Morgan Stanley Institutional Liquidity Funds -, Institutional Class, 0.03%(c)			115,528,473
	TOTAL MONEY MARKET FUNDS (Cost $149,402,193)			149,402,193

	TOTAL SHORT-TERM INVESTMENTS (Cost $149,402,193)			149,402,193

	TOTAL INVESTMENTS – 95.8% (Cost $462,484,916)			$ 465,583,697
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.2%			20,375,510
	NET ASSETS - 100.0%			$ 485,959,207

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Unrealized Appreciation (Depreciation)
225	3 Month Euro Euribor Future	09/18/2023	$ 63,967,522	$ (82,748)
135	CBOT 10 Year US Treasury Note	03/22/2022	17,613,315	(51,389)
134	CBOT Corn Future(e)	03/14/2022	3,974,775	11,650
69	CBOT Rough Rice Future(e)	03/14/2022	2,049,990	58,220
63	CBOT Soybean Future(e)	03/14/2022	4,218,638	117,238
272	CBOT Soybean Meal Future(e)	03/14/2022	10,855,520	543,230
10	CBOT Soybean Oil Future(e)	03/14/2022	339,180	(5,412)
240	CBOT US Long Bond Future	03/22/2022	38,505,120	(484,939)

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(d)	Unrealized Appreciation (Depreciation)
8	CBOT Wheat Future(e)	03/14/2022	$ 308,300	$ (15,800)
29	CME E-Mini NASDAQ 100 Index Future	03/18/2022	9,466,064	138,794
169	CME E-Mini Standard & Poor's 500 Index Future	03/18/2022	40,209,324	838,550
51	CME E-Mini Standard & Poor's MidCap 400 Index	03/18/2022	14,472,270	477,200
3	CME Feeder Cattle Future(e)	03/31/2022	254,925	3,112
39	CME Lean Hogs Future(e)	02/14/2022	1,271,010	(11,180)
92	CME Live Cattle Future(e)	02/28/2022	5,140,960	(9,080)
4	CME Random Length Lumber Future CME(e)	03/15/2022	502,876	34,199
136	COMEX Gold 100 Troy Ounces Future(e)	02/24/2022	24,868,960	(418,940)
118	Eurex 10 Year Euro BUND Future	03/08/2022	22,996,080	(367,912)
12	Eurex DAX Index Future	03/18/2022	5,409,435	89,837
191	FTSE 100 Index Future	03/18/2022	18,947,199	311,176
3	ICE Gas Oil Future(e)	02/10/2022	199,875	(1,425)
81	ICE US MSCI Emerging Markets EM Index Futures	03/18/2022	4,966,515	22,515
30	LME Copper Future(e)	03/14/2022	7,298,625	(78,456)
61	LME Nickel Future(e)	03/14/2022	7,610,421	194,334
66	LME Primary Aluminum Future(e)	03/14/2022	4,633,200	(9,900)
76	LME Zinc Future(e)	03/14/2022	6,741,200	510,955
18	NYBOT CSC C Coffee Future(e)	03/21/2022	1,526,175	(15,900)
28	NYBOT CTN Frozen Concentrated Orange Juice A(e)	03/11/2022	587,790	31,267
237	NYBOT CTN Number 2 Cotton Future(e)	03/09/2022	13,343,100	404,595
366	NYBOT FINEX United States Dollar Index Future	03/14/2022	34,987,038	(262,422)
1	NYMEX Reformulated Gasoline Blendstock for Oxygen(e)	01/31/2022	93,433	(1,185)
96	SGX Nikkei 225 Stock Index Future	03/10/2022	11,988,016	297,809
121	TSE Japanese 10 Year Bond Futures	03/14/2022	159,284,355	(548,057)
70	WCE Canola Future(e)	03/14/2022	1,122,305	16,579
	TOTAL FUTURES CONTRACTS			$ 1,736,515

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Unrealized Appreciation (Depreciation)
338	CBOT 5 Year US Treasury Note	03/31/2022	$ 40,890,226	$ 4,238
6	CBOT Oats Future(e)	03/14/2022	204,900	1,125
2,887	CME 3 Month Eurodollar Future	06/19/2023	711,862,025	108,263
309	CME Australian Dollar Currency Future	03/14/2022	22,489,020	(424,875)
184	CME British Pound Currency Future	03/14/2022	15,560,650	(353,050)
6	CME Canadian Dollar Currency Future	03/15/2022	474,300	(133,820)
360	CME Euro Foreign Exchange Currency Future	03/14/2022	51,311,250	(389,250)
315	CME Japanese Yen Currency Future	03/14/2022	34,248,375	474,469
157	CME New Zealand Dollar Currency Future	03/14/2022	10,744,295	(148,365)
5	CME Swiss Franc Currency Future	03/14/2022	687,000	(7,125)
17	COMEX Silver Future(e)	05/26/2022	1,987,385	(39,835)
92	HKG Hang Seng Index Future	01/28/2022	13,836,640	(186,374)
1	ICE Brent Crude Oil Future(e)	03/31/2022	77,780	(2,620)
100	Long Gilt Future	03/29/2022	16,917,093	19,581
77	NYBOT CSC Cocoa Future(e)	03/16/2022	1,940,400	(57,390)

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(d)	Unrealized Appreciation (Depreciation)
203	NYBOT CSC Number 11 World Sugar Future(e)	02/28/2022	$ 4,292,557	$ (33,488)
28	NYMEX Henry Hub Natural Gas Futures(e)	01/27/2022	1,044,400	(3,950)
1	NYMEX Light Sweet Crude Oil Future(e)	01/20/2022	75,210	3,080
31	NYMEX Platinum Future(e)	04/27/2022	1,497,610	(68,670)
	TOTAL FUTURES CONTRACTS			$ (1,238,056)

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021 the total market value of 144A securities is $10,058,419 or 2.1% of net assets.
(b)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2021.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2021.
(d)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(e)	All or a portion of this investment is a holding of the GPMAS Fund Limited.